Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Parentheticals) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Annual average interest rates	4.20%	4.20%